LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LOSS BEFORE TAXATION

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	41,245	148,929	208,991
Depreciation expenses	266	96	12
Amortization of land use rights	—	—	—
Right-of-use asset amortization charge	13,285	14,067	13,082
Auditors’ remuneration
– Audit fees	2,003	1,898	1,951
– Audit-related fees	—	—	—
	2,003	1,898	1,951
Directors’ remuneration
– salaries and related cost	1,619	1,656	1,457
– retirement scheme contribution	13	16	16
– share-based payments	—	—	—
Key management personnel (other than directors)
– salaries and related cost	712	639	693
– retirement scheme contribution	16	23	25
– share-based payments	2,050	1,835	1,135
Research and development personnel
– salaries and related cost	439	644	240
– retirement scheme contribution	81	111	44
Other personnel
– salaries and related cost	6,093	7,493	13,351
– retirement scheme contribution	1,262	1,318	2,466
Total employee benefit expenses	12,285	13,735	19,427

(1)	Cost of inventories recognized as expense included staff costs of RMB 2,539,000, RMB 4,065,000 and RMB 7,554,000, retirement scheme contributions of RMB 556,108, RMB 756,704 and RMB 1,590,660, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 12,801,485, RMB 12,801,485 and RMB 13,082,071, and (reversal of ) / write-down of inventories of RMB (4,045,000), RMB (99,237,173) and RMB (2,301,000) for the years ended December 31, 2022, 2021, and 2020, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.